JANUARY 31, 2000
AS SUPPLEMENTED
MARCH 15, 2000

ASSET CLASSES

(*)  EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

MID CAP AND
  SMALL CAP
      FUNDS


CLASS A, CLASS B,
AND CLASS C SHARES

MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Mid Cap Growth Fund                                                2
--------------------------------------------------------------------------------
  Mid Cap Value Fund                                                 4
--------------------------------------------------------------------------------
  Small Cap Growth Fund                                              6
--------------------------------------------------------------------------------
  Small Cap Value Fund                                               8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                     10
--------------------------------------------------------------------------------
  Selling Shares                                                    14
--------------------------------------------------------------------------------
  Managing Your Investment                                          15
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                        17
--------------------------------------------------------------------------------
  More About The Funds                                              18
--------------------------------------------------------------------------------
  Financial Highlights                                              20
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                        Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Mid Cap and Small Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of IPOS
Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               2
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

65.53%    7.23%   18.46%   -4.90%   39.35%   11.84%   23.40%   10.58%   54.59%
------------------------------------------------------------------------------
1991      1992    1993     1994     1995     1996     1997     1998     1999

Best Quarter:    Quarter ending     December 31, 1999        47.75%
Worst Quarter:   Quarter ending     September 30, 1998      (19.34)%

                                                                            Since         Since
AVERAGE ANNUAL TOTAL RETURNS      Inception                             Inception     Inception
AS OF 12/31/99(1,2)                    Date   One Year   Five Years     (Class A)     (Class B)
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class A)       4/23/90     46.50%       25.51%        20.26%           N/A
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class B)        8/7/98     48.41%          N/A           N/A        39.15%
-----------------------------------------------------------------------------------------------
Russell Midcap Index(3)                         18.23%       21.86%        17.52%        34.92%
-----------------------------------------------------------------------------------------------


(1) Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the Mid Cap Growth Fund had no assets or liabilities. Performance presented prior to 8/7/98, represents that of the Piper Emerging Growth Fund.

(3) An ummanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index for Class A and Class B shares is calculated from 4/30/90 and 8/31/98, respectively.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                          5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                        0.00%(3)   5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                            $  25      $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                               0.70%      0.70%       0.70%
 Distribution and Service (12b-1) Fees                                         0.25%      1.00%       1.00%
 Other Expenses                                                                0.24%      0.28%       0.28%
 TOTAL                                                                         1.19%      1.98%       1.98%
-----------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown because of voluntary fee waivers by the fund's distributor. See "Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                      (0.05)%    (0.09)%     (0.09)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                        1.14%      1.89%       1.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low
Balances."

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  640                    $  701                     $  201                    $  399                    $  299
   3 years    $  883                    $1,021                     $  621                    $  715                    $  715
   5 years    $1,145                    $1,268                     $1,068                    $1,157                    $1,157
  10 years    $1,892                    $2,102                     $2,102                    $2,383                    $2,383


                                                                               3
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               4
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-6.82%   18.70%   19.33%   19.01%    6.72%   20.02%   31.94%   24.21%   -13.24%   -6.29%
----------------------------------------------------------------------------------------
1990     1991     1992     1993      1994    1995     1996     1997     1998      1999

Best Quarter:    Quarter ending     June 30, 1997            17.97%
Worst Quarter:   Quarter ending     September 30, 1998      (30.80)%

                                                                                              Since
AVERAGE ANNUAL TOTAL RETURNS     Inception                                  Ten Years     Inception
AS OF 12/31/99                        Date     One Year     Five Years      (Class A)     (Class B)
---------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class A)      12/22/87     (11.23)%          8.67%          9.77%           N/A
---------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class B)       8/15/94     (11.62)%          8.80%            N/A         8.33%
---------------------------------------------------------------------------------------------------
Russell Midcap Index(1)                         18.23%          21.86%         15.92%        19.25%
---------------------------------------------------------------------------------------------------

(1) An ummanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 8/31/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A    CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(3)   5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $  25      $  25        $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------
 Management Fees                                                             0.70%      0.70%        0.70%
 Distribution and Service (12b-1) Fees                                       0.25%      1.00%        1.00%
 Other Expenses                                                              0.23%      0.23%        0.23%
 TOTAL                                                                       1.18%      1.93%        1.93%
----------------------------------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                    (0.03)%      (0.03)%     (0.03)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.15%        1.90%       1.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  639                    $  696                     $  196                    $  394                    $  294
   3 years    $  880                    $1,006                     $  596                    $  700                    $  700
   5 years    $1,140                    $1,242                     $1,042                    $1,131                    $1,131
  10 years    $1,882                    $2,059                     $2,059                    $2,331                    $2,331


                                                                               5
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of IPOS
Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               6
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

-0.42%   40.55%   11.47%   10.98%   -2.44%   20.20%   11.68%   29.23%    7.73%   66.76%
---------------------------------------------------------------------------------------
1990     1991     1992     1993     1994     1995     1996     1997      1998    1999

Best Quarter:    Quarter ending     December 31, 1999        51.34%
Worst Quarter:   Quarter ending     September 30, 1998      (22.14)%

                                                                                             Since
AVERAGE ANNUAL TOTAL RETURNS        Inception                              Ten Years     Inception
AS OF 12/31/99(1,2)                      Date   One Year   Five Years      (Class A)     (Class B)
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class A)       3/16/87     58.04%       24.18%         17.43%           N/A
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class B)       7/31/98     60.39%          N/A            N/A        46.51%
--------------------------------------------------------------------------------------------------
Russell 2000 Index(3)                             21.26%       16.69%         13.40%        15.43%
--------------------------------------------------------------------------------------------------

(1) Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Prior to the merger, the Small Cap Growth Fund had no assets or liabilities. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the Fund's investment policies were revised.

(3) An ummanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 7/31/98.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                             CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(3)   5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $   25      $ 25        $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------
 Management Fees                                                             0.70  %     0.70%       0.70%
 Distribution and Service (12b-1) Fees                                       0.25  %     1.00%       1.00%
 Other Expenses                                                              0.20  %     0.21%       0.21%
 TOTAL                                                                       1.15  %     1.91%       1.91%
------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown because of voluntary fee waivers by the fund's distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                     (0.01)%     (0.01)%     (0.01)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                       1.14%       1.90%       1.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  636                    $  694                    $  194                     $  392                    $  292
   3 years    $  871                    $1,000                    $  600                     $  694                    $  694
   5 years    $1,125                    $1,232                    $1,032                     $1,121                    $1,121
  10 years    $1,849                    $2,035                    $2,035                     $2,310                    $2,310


                                                                               7
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               8
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-13.72%   60.96%    26.50%    22.60%    -0.33%    47.30%    20.07%    20.07%    -8.47%     5.93%
------------------------------------------------------------------------------------------------
1990      1991      1992      1993      1994      1995      1996      1997      1998      1999

Best Quarter:    Quarter ending     March 31, 1991           33.49%
Worst Quarter:   Quarter ending     September 30, 1998      (23.21)%

                                                                                Ten       Since
AVERAGE ANNUAL TOTAL RETURNS       Inception                                  Years   Inception
AS OF 12/31/99(1)                       Date   One Year   Five Years      (Class A)   (Class B)
-----------------------------------------------------------------------------------------------
Small Cap Value Fund (Class A)        1/1/88      0.35%       14.29%         15.39%         N/A
-----------------------------------------------------------------------------------------------
Small Cap Value Fund (Class B)      11/24/97      0.10%          N/A            N/A     (4.52)%
-----------------------------------------------------------------------------------------------
Russell 2000 Index(2)                            21.26%       16.69%         13.40%      9.25 %
-----------------------------------------------------------------------------------------------

(1) Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) An ummanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 11/30/97.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

SHAREHOLDER FEES                                                            CLASS A    CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(3)   5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $   25      $ 25        $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------
 Management Fees                                                             0.70  %     0.70%       0.70%
 Distribution and Service (12b-1) Fees                                       0.25  %     1.00%       1.00%
 Other Expenses                                                              0.19  %     0.19%       0.19%
 TOTAL                                                                       1.14  %     1.89%       1.89%
----------------------------------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                    (0.00)%      (0.00)%     (0.00)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.14%        1.89%       1.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  635                    $  692                     $  192                    $  390                    $  290
   3 years    $  868                    $  994                     $  594                    $  688                    $  688
   5 years    $1,120                    $1,221                     $1,021                    $1,111                    $1,111
  10 years    $1,838                    $2,016                     $2,016                    $2,289                    $2,289


                                                                               9
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A, Class B, and Class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

Class A Shares
If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

* a front-end sales charge, described below.

* lower annual expenses than Class B or Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

* orders for Class B shares for $250,000 or more normally will be treated as orders for Class A shares.

* orders for Class C shares for $1 million or more normally will be treated as orders for Class A shares.

* orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge normally will be treated as orders for Class A shares.

Class B Shares
If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge. However they do have:

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

* automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

Class C Shares
These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

* a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.


--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                     12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                          0.25% of average daily net assets
Class B shares                          1% of average daily net assets
Class C shares                          1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class B shares, and for net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.


                                                                              10
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Class A Shares
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                                         Maximum
                                            Sales Charge             Reallowance
                                    as a % of        as a % of         as a % of
                                     Purchase       Net Amount          Purchase
                                        Price         Invested             Price
--------------------------------------------------------------------------------
Less than $50,000                        5.25%            5.54%            5.00%
$ 50,000 - $ 99,999                      4.25%            4.44%            4.00%
$100,000 - $249,999                      3.25%            3.36%            3.00%
$250,000 - $499,999                      2.25%            2.30%            2.00%
$500,000 - $999,999                      1.75%            1.78%            1.50%
$1 million and over                         0%               0%               0%

Reducing Your Sales Charge

As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund Class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------

  FOR INVESTMENTS OF OVER $1 MILLION

  There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

  To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

  * redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and

  * redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

Class B Shares

Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

                                                                              11
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES CONTINUED

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                             CDSC as a % of the
Year since purchase                                         value of your shares
--------------------------------------------------------------------------------
First                                                               5%
Second                                                              5%
Third                                                               4%
Fourth                                                              3%
Fifth                                                               2%
Sixth                                                               1%
Seventh                                                             0%
Eighth                                                              0%

Your Class B shares will automatically convert to Class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase Class B shares on June 15, 2000, they will convert to Class A shares on June 1, 2008.

The CDSC will be waived for:

* redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

* redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

* redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

Class C Shares
Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your investment professional or participating institution. The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.


--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

By Phone
You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address. Please note the following:

* All purchases must be made in U.S. dollars.

* Third-party checks, credit cards, credit card checks, and cash are not accepted.

* If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.


                                                                              12
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

* by having $100 or more ($25 for a retirement plan or an UGMA/UTMA account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

* through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling 1-800-637-2548.


                                                                              13
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone
If you purchased shares through a investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through a investment professional or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check. The funds reserve the right to limit telephone exchanges to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

By Mail
To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:

* Name of the fund

* Account number

* Dollar amount or number of shares redeemed

* Name on the account

* Signatures of all registered account owners

Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

* your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.


--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the transfer agent directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------

  ACCOUNTS WITH LOW BALANCES

  Except for retirement plans and UGMA/UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  * Deduct a $25 annual account maintenance fee, which is intended to allocate the costs of maintaining accounts more equitably among shareholders, or

  * Close your account and send you the proceeds, less any applicable contingent deferred sales charge.

  Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.


                                                                              14
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody, or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone
You may exchange shares by calling your investment professional, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

By Mail
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

  TELEPHONE TRANSACTIONS

  You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

  The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

  It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.


--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.


                                                                              15
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
STATEMENTS AND CONFIRMATIONS

Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

Dividends and Distributions
Dividends from Mid Cap Growth Fund and Mid Cap Value Fund net investment income are declared and paid monthly. Dividends from Small Cap Growth Fund and Small Cap Value Fund net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              16
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MANAGEMENT

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                        0.63%

MID CAP VALUE FUND                                                         0.67%

SMALL CAP GROWTH FUND                                                      0.69%

SMALL CAP VALUE FUND                                                       0.70%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment adviser. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              17
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Temporary Investments
In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments, and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Portfolio Turnover
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. For the fiscal year ended September 30, 1999, Mid Cap Value Fund and Small Cap Growth Fund had portfolio turnover sales in excess of 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Market Risk
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Sector Risk
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Company Risk
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Risks of Small-Cap Stocks
Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.


                                                                              18
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF IPOS
Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets, and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth, and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

Foreign Security Risk
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Risks of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.


                                                                              19
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

MID CAP GROWTH FUND(1)

                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                    1999         1998         1997         1996        1995(2)
-------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  11.80     $  15.25     $  13.86     $  12.97     $   9.63
                                                                --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Loss                                               (0.07)       (0.09)       (0.08)       (0.05)       (0.06)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    3.40        (1.80)        2.72         2.18         3.40
                                                                --------     --------     --------     --------     --------
 Total From Investment Operations                                   3.33        (1.89)        2.64         2.13         3.34
                                                                --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                               --           --           --           --           --
 Distributions (from Capital Gains)                                (2.26)       (1.56)       (1.25)       (1.24)          --
                                                                --------     --------     --------     --------     --------
 Total Distributions                                               (2.26)       (1.56)       (1.25)       (1.24)          --
                                                                --------     --------     --------     --------     --------
Net Asset Value, End of Period                                  $  12.87     $  11.80     $  15.25     $  13.86     $  12.97
                                                                ========     ========     ========     ========     ========
Total Return                                                       31.69%      (13.05)%      21.04%       17.84%       34.68%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $165,072     $188,763     $274,799     $303,769     $252,632
Ratio of Expenses to Average Net Assets                             1.14%        1.18%        1.23%        1.18%        1.24%
Ratio of Net Loss to Average Net Assets                            (0.48)%      (0.60)%      (0.55)%      (0.41)%      (0.51)%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.19%        1.34%        1.39%        1.37%        1.42%
Ratio of Net Loss to Average Net Assets (excluding waivers)        (0.53)%      (0.76)%      (0.71)%      (0.60)%      (0.69)%
Portfolio Turnover Rate                                               94%          39%          51%          44%          33%
-------------------------------------------------------------   --------     --------     --------     --------     --------

(1) The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund Class A and Class B shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2) Per share amounts have been adjusted to reflect the effect of the stock dividend declared on December 23, 1995.


                                                                              20
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP GROWTH FUND(1) (CONTINUED)

                                                                                                                Period from
                                                                     Period from           Period from      February 18, 1997 to
                                            Fiscal year ended     August 7, 1998 to    October 1, 1997 to      September 30,
CLASS B SHARES                              September 30, 1999  September 30, 1998(2)   April 28, 1998(3)         1997(4)
------------------------------------------ -------------------- --------------------- -------------------- ---------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $11.78             $13.86               $15.20                $12.54
                                                     ------             ------               ------                ------
Investment Operations:
 Net Investment Loss                                  (0.10)             (0.01)               (0.09)                (0.10)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                       3.33              (2.07)                1.02                  2.76
                                                     ------             ------               ------                ------
 Total From Investment Operations                      3.23              (2.08)                0.93                  2.66
                                                     ------             ------               ------                ------
Less Distributions:
 Dividends (from Net Investment Income)                  --                 --                   --                    --
 Distributions (from Capital Gains)                   (2.26)                --                (1.56)                   --
                                                     ------             ------               ------                ------
 Total Distributions                                  (2.26)                --                (1.56)                   --
                                                     ------             ------               ------                ------
Net Asset Value, End of Period                       $12.75             $11.78               $14.57                $15.20
                                                     ======             ======               ======                ======
Total Return                                          30.66%            (15.01)%               7.77%                21.21%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $  360             $   17               $   --                $1,028
Ratio of Expenses to Average Net Assets                1.89%              1.87%(5)             1.85%(5)              1.85%(5)
Ratio of Net Loss to Average Net Assets               (1.26)%            (1.12)%(5)           (1.33)%(5)            (1.16)%(5)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.98%            1.87%(5)               1.85%(5)              1.85%(5)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                                  (1.35)%            (1.12)%(5)           (1.33)%(5)            (1.16)%(5)
Portfolio Turnover Rate                                  94%                39%                  29%                   51%
------------------------------------------           ------             ------               ------                ------

(1) The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund Class A and Class B shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2) Class B shares of Mid Cap Growth Fund have been offered since August 7,
1998.

(3) Effective April 28, 1998, all outstanding Class B shares of Piper Emerging Growth Fund were exchanged for Class A shares of such fund and Class B share activity was discontinued.

(4) Class B shares of Piper Emerging Growth Fund were offered beginning February 18, 1997.

(5) Annualized.

                                                                      Period ended
CLASS C SHARES                                                    September 30, 1999(1)
---------------------------------------------------------------   ---------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $12.43
                                                                        -------
Investment Operations:
 Net Investment Income                                                   (0.06)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                          0.43
                                                                        -------
 Total From Investment Operations                                         0.37
                                                                        -------
Less Distributions:
 Dividends (from Net Investment Income)                                      --
                                                                        -------
 Total Distributions                                                         --
                                                                        -------
Net Asset Value, End of Period                                          $12.80
                                                                        =======
Total Return                                                              3.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $  466
Ratio of Expenses to Average Net Assets                                   1.89%(2)
Ratio of Net Income to Average Net Assets                                 1.27%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)              1.98%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)             1.18%(2)
Portfolio Turnover Rate                                                     94%
---------------------------------------------------------------        ----------

(1) Class C shares have been offered since February 1, 1999.

(2) Annualized.


                                                                              21
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP VALUE FUND

                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                      1999         1998         1997        1996        1995
--------------------------------------------------------------- ----------- ------------- ----------- ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $15.04      $24.19        $20.41      $17.89      $17.30
                                                                   ------      ------        ------      ------      ------
Investment Operations:
 Net Investment Income                                               0.10        0.07          0.11        0.20        0.35
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     1.26       (6.41)         6.98        3.94        1.60
                                                                   ------      ------        ------      ------      ------
 Total From Investment Operations                                    1.36       (6.34)         7.09        4.14        1.95
                                                                   ------      ------        ------      ------      ------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.10)      (0.07)        (0.11)      (0.20)      (0.34)
 Distributions (from Capital Gains)                                 (3.35)      (2.74)        (3.20)      (1.42)      (1.02)
                                                                   ------      ------        ------      ------      ------
 Total Distributions                                                (3.45)      (2.81)        (3.31)      (1.62)      (1.36)
                                                                   ------      ------        ------      ------      ------
Net Asset Value, End of Period                                     $12.95      $15.04        $24.19      $20.41      $17.89
                                                                   ======      ======        ======      ======      ======
Total Return                                                         8.03%     (28.83)%       39.93%      25.23%      12.63%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $20,148     $29,261       $35,207     $17,987     $11,609
Ratio of Expenses to Average Net Assets                              1.15%       1.14%         1.14%       1.13%       1.09%
Ratio of Net Income to Average Net Assets                            0.63%       0.43%         0.58%       1.06%       2.08%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.18%       1.14%         1.15%       1.13%       1.20%
Ratio of Net Income to Average Net Assets (excluding waivers)        0.60%       0.43%         0.57%       1.06%       1.97%
Portfolio Turnover Rate                                               121%        135%           82%        143%         72%
---------------------------------------------------------------    ------      ------        ------      ------      ------

                                                                              Fiscal year ended September 30,
CLASS B SHARES                                                    1999          1998         1997         1996        1995
------------------------------------------------------------- ------------ ------------- ------------ ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $14.80       $23.96        $20.31       $17.83      $17.29
                                                                 ------       ------        ------       ------      ------
Investment Operations:
 Net Investment Income (Loss)                                      0.04        (0.01)         0.02         0.09        0.29
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   1.22        (6.41)         6.85         3.91        1.51
                                                                 ------       ------        ------       ------      ------
 Total From Investment Operations                                  1.26        (6.42)         6.87         4.00        1.80
                                                                 ------       ------        ------       ------      ------
Less Distributions:
 Dividends (from Net Investment Income)                           (0.04)          --         (0.02)       (0.10)      (0.24)
 Distributions (from Capital Gains)                               (3.35)       (2.74)        (3.20)       (1.42)      (1.02)
                                                                 ------       ------        ------       ------      ------
 Total Distributions                                              (3.39)       (2.74)        (3.22)       (1.52)      (1.26)
                                                                 ------       ------        ------       ------      ------
Net Asset Value, End of Period                                   $12.67       $14.80        $23.96       $20.31      $17.83
                                                                 ======       ======        ======       ======      ======
Total Return                                                       7.38%      (29.40)%       38.81%       24.35%      11.64%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $19,072      $31,276       $36,649      $12,847     $4,847
Ratio of Expenses to Average Net Assets                            1.90%        1.89%         1.90%        1.88%       1.88%
Ratio of Net Income (Loss) to Average Net Assets                  (0.13)%      (0.31)%       (0.18)%       0.25%       1.22%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.93%        1.89%         1.90%        1.88%       1.95%
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                          (0.16)%      (0.31)%       (0.18)%       0.25%       1.15%
Portfolio Turnover Rate                                             121%         135%           82%         143%         72%
-------------------------------------------------------------    ------       ------        ------       ------      ------


                                                                              22
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP VALUE FUND (CONTINUED)

                                                                   Period ended
                                                                   September 30,
CLASS C SHARES                                                        1999(1)
---------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $ 13.69
                                                                     -------
Investment Operations:
 Net Investment Income                                                  0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       (0.78)
                                                                     -------
 Total From Investment Operations                                      (0.72)
                                                                     -------
Less Distributions:
 Dividends (from Net Investment Income)                                (0.05)
                                                                     -------
 Total Distributions                                                   (0.05)
                                                                     -------
Net Asset Value, End of Period                                       $ 12.92
                                                                     =======
Total Return                                                           (5.25)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $   164
Ratio of Expenses to Average Net Assets                                 1.90%(2)
Ratio of Net Income to Average Net Assets                               0.29%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)            1.93%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)           0.26%(2)
Portfolio Turnover Rate                                                  121%
---------------------------------------------------------------      -------

(1) Class C shares have been offered since February 1, 1999.

(2) Annualized.


                                                                              23
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH FUND

                                                                      Fiscal year ended September 30,
CLASS A SHARES1                                           1999          1998        1997(3)     1996(2)       1995
----------------------------------------------------- ------------ ------------- ------------ ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $11.90       $17.41       $17.11       $17.68       $15.61
                                                          ------       ------       ------       ------       ------
Investment Operations:
 Net Investment Income (Loss)                              (0.06)       (0.09)       (0.16)        0.06         0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                            4.95        (2.67)        5.66         0.87         2.07
                                                          ------       ------       ------       ------       ------
 Total From Investment Operations                           4.89        (2.76)        5.50         0.93         2.16
                                                          ------       ------       ------       ------       ------
Less Distributions:
 Dividends (from Net Investment Income)                       --           --        (0.04)       (0.07)       (0.09)
 Distributions (from Capital Gains)                        (0.02)       (2.64)       (5.16)       (1.43)          --
 Tax Return of Capital                                        --        (0.11)          --           --           --
                                                          ------       ------       ------       ------       ------
 Total Distributions                                       (0.02)       (2.75)       (5.20)       (1.50)       (0.09)
                                                          ------       ------       ------       ------       ------
Net Asset Value, End of Period                            $16.77       $11.90       $17.41       $17.11       $17.68
                                                          ======       ======       ======       ======       ======
Total Return                                               41.11%      (18.66)%      45.66%        5.38%       13.88%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $32,203      $28,252      $35,647      $30,968      $48,421
Ratio of Expenses to Average Net Assets                     1.14%        1.29%        1.34%        1.32%        1.40%
Ratio of Net Income (Loss) to Average Net Assets           (0.39)%      (0.61)%      (0.75)%       0.20%        0.43%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.15%        1.43%        1.98%        1.79%        1.63%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                       (0.40)%      (0.75)%      (1.39)%      (0.27)%       0.20%
Portfolio Turnover Rate                                      110%          92%         109%         125%         182%
-----------------------------------------------------     ------       ------       ------       ------       ------

See footnotes under Small Cap Growth Fund Class B Shares.


                                                                              24
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH FUND (CONTINUED)

                                                                                                                Period from
                                               Fiscal year            Period from           Period from      February 18, 1997
                                                  ended             July 31, 1998 to    October 1, 1997 to  to September 30,
CLASS B SHARES                               September 30, 1999  September 30, 1998(6)   April 28, 1998(5)        1997(4)
------------------------------------------- -------------------- --------------------- -------------------- ------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $11.50             $13.74             $ 9.54                 $ 7.24
                                                      ------             ------             ------                 ------
Investment Operations:
 Net Investment Loss                                   (0.14)             (0.02)             (0.09)                 (0.03)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                        4.73              (2.22)              0.42                   2.33
                                                      ------             ------             ------                 ------
 Total From Investment Operations                       4.59              (2.24)              0.33                   2.30
                                                      ------             ------             ------                 ------
Less Distributions:
 Dividends (from Net Investment Income)                   --                 --                 --                     --
 Distributions (from Capital Gains)                    (0.02)                --              (0.15)                    --
 Tax Return of Capital                                    --                 --              (0.01)                    --
                                                      ------             ------             ------                 ------
 Total Distributions                                   (0.02)                --              (0.16)                    --
                                                      ------             ------             ------                 ------
Net Asset Value, End of Period                        $16.07             $11.50             $ 9.71                 $ 9.54
                                                      ======             ======             ======                 ======
Total Return                                           39.92%            (16.30)%             3.61%                 31.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $2,217             $1,104             $   --                 $  480
Ratio of Expenses to Average Net Assets                 1.90%              1.90%(7)           2.03%(7)               1.98%(7)
Ratio of Net Loss to Average Net Assets                (1.16)%            (1.20)%(7)         (1.30)%(7)             (1.49)%(7)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.91%              1.90%(7)           2.40%(7)               2.15%(7)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                                   (1.17)%            (1.20)%(7)         (1.67)%(7)             (1.66)%(7)
Portfolio Turnover Rate                                  110%                92%                56%                   109%
-------------------------------------------           ------             ------             ------                 ------

(1) Per share amounts for Small Cap Growth Fund Class A have been adjusted to reflect the conversion ratios utilized for the reorganization of Piper Small Company Growth Fund and Small Cap Growth Fund that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for Small Cap Growth Fund include the financial highlights of Piper Small Company Growth Fund prior to July 31, 1998.

(2) On September 12, 1996, shareholders of the fund approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change in investment objective, the fund's investment policies were revised.

(3) Per share amounts have been adjusted to reflect the effect of the stock dividend declared on October 21, 1996.

(4) Class B shares of Piper Small Company Growth Fund were offered beginning February 18, 1997.

(5) Effective April 28, 1998, all outstanding Class B shares of Piper Small Company Growth Fund were exchanged for Class A shares of such fund and Class B share activity was discontinued.

(6) Class B shares of Small Cap Growth Fund have been offered since July 31,
1998.

(7) Annualized.


                                                                              25
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH FUND (CONTINUED)

                                                                  Period ended
                                                                  September 30,
CLASS C SHARES                                                       1999(1)
--------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 15.48
                                                                    -------
Investment Operations:
 Net Investment Income                                                (0.08)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       1.28
                                                                    -------
 Total From Investment Operations                                      1.20
                                                                    -------
Less Distributions:
 Dividends (from Net Investment Income)                                  --
                                                                    -------
 Total Distributions                                                     --
                                                                    -------
Net Asset Value, End of Period                                      $ 16.68
                                                                    =======
Total Return                                                           7.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $   309
Ratio of Expenses to Average Net Assets                                1.90%(2)
Ratio of Net Loss to Average Net Assets                               (1.18)%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)           1.91%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)           (1.19)%(2)
Portfolio Turnover Rate                                                 110%
--------------------------------------------------------------      -------

(1) Class C shares have been offered since February 1, 1999.

(2) Annualized.


                                                                              26
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND

                                                    Fiscal Year    Ten months     Four months
                                                       ended          ended           ended                 Fiscal year
                                                   September 30,  September 30,   November 30,             ended July 31,
CLASS A SHARES(1)                                       1999           1998           1997          1997        1996     1995(4)
-------------------------------------------------- ------------- --------------- -------------- ----------- ----------- ---------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $13.58          $18.20         $17.86       $13.95       $13.23     $10.00
                                                      ------          ------         ------       ------       ------     ------
Investment Operations:
 Net Investment Income (Loss)                           0.01            0.04          (0.03)        0.01         0.04       0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                        1.47           (3.38)          0.37         5.43         1.83       3.29
                                                      ------          ------         ------       ------       ------     ------
 Total From Investment Operations                       1.48           (3.34)          0.34         5.44         1.87       3.38
                                                      ------          ------         ------       ------       ------     ------
Less Distributions:
 Dividends (from Net Investment Income)                (0.01)          (0.01)            --        (0.01)       (0.04)     (0.10)
 Distributions (from Capital Gains)                    (1.11)          (1.27)            --        (1.52)       (1.11)     (0.05)
                                                      ------          ------         ------       ------       ------     ------
 Total Distributions                                   (1.12)          (1.28)            --        (1.53)       (1.15)     (0.15)
                                                      ------          ------         ------       ------       ------     ------
Net Asset Value, End of Period                        $13.94          $13.58         $18.20       $17.86       $13.95     $13.23
                                                      ======          ======         ======       ======       ======     ======
Total Return                                           11.12%         (19.48)%         1.90%       41.71%       14.93%     34.29%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $11,567         $13,551        $19,194      $22,429      $10,247     $1,569
Ratio of Expenses to Average Net Assets                 1.14%           1.13%(3)       1.37%(3)     1.31%        1.33%      1.11%(3)
Ratio of Net Income (Loss) to Average Net Assets       (0.17)%          0.15%(3)      (0.38)%(3)    0.01%        0.14%      0.63%(3)
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                               1.14%           1.13%(3)       1.37%(3)     1.31%        1.33%      1.38%(3)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                   (0.17)%          0.15%(3)      (0.38)%(3)    0.01%        0.14%      0.36%(3)
Portfolio Turnover Rate                                   44%             21%             3%          29%          34%        37%
--------------------------------------------------    ------          ------         ------       ------       ------     ------

                                                                 Fiscal Year Ended     Ten months ended     Period ended
                                                                   September 30,         September 30,      November 30,
CLASS B SHARES                                                          1999                 1998              1997(2)
-------------------------------------------------------------   -------------------   ------------------   -------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $13.53               $18.23               $18.22
                                                                      ------               ------               ------
Investment Operations:
 Net Investment Income                                                  0.02                 0.01                   --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                        1.33                (3.43)                0.01
                                                                      ------               ------               ------
 Total From Investment Operations                                       1.35                (3.42)                0.01
                                                                      ------               ------               ------
Less Distributions:
 Dividends (from Net Investment Income)                                   --                (0.01)                  --
 Distributions (from Capital Gains)                                    (1.11)               (1.27)                  --
                                                                      ------               ------               ------
 Total Distributions                                                   (1.11)               (1.28)                  --
                                                                      ------               ------               ------
Net Asset Value, End of Period                                        $13.77               $13.53               $18.23
                                                                      ======               ======               ======
Total Return                                                           10.16%              (19.91)%               0.05%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $1,005               $  618               $    1
Ratio of Expenses to Average Net Assets                                 1.89%                1.88%(3)             1.90%(3)
Ratio of Net Loss to Average Net Assets                                (0.93)%              (0.53)%(3)           (1.53)%(3)
Ratio of Expenses to Average Net Assets (excluding waivers              1.89%                1.88%(3)             1.90%(3)
Ratio of Net Loss to Average Net Assets (excluding waivers)            (0.93)%              (0.53)%(3)           (1.53)%(3)
Portfolio Turnover Rate                                                   44%                  21%                   3%
-------------------------------------------------------------         ------               ------               ------

(1) The financial highlights for Small Cap Value Fund include the historical financial highlights of the Qualivest Small Companies Value Fund (Class A shares). The assets of the Qualivest Small Companies Value Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, Class A and Class C shares of the Qualivest Small Companies Value Fund were exchanged for Class A shares of Small Cap Value Fund.

(2) Class B shares have been offered since November 24, 1997.

(3) Annualized.

(4) Class A shares have been offered since August 1, 1994.


                                                                              27
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND (CONTINUED)

                                                                  Period ended
                                                                  September 30,
CLASS C SHARES                                                       1999(1)
--------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 13.48
                                                                    -------
Investment Operations:
 Net Investment Income                                                 0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       0.38
                                                                    -------
 Total From Investment Operations                                      0.39
                                                                    -------
Less Distributions:
 Dividends (from Net Investment Income)                                  --
                                                                    -------
 Total Distributions                                                     --
                                                                    -------
Net Asset Value, End of Period                                      $ 13.87
                                                                    =======
Total Return                                                           2.89%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $   116
Ratio of Expenses to Average Net Assets                                1.89%(2)
Ratio of Net Loss to Average Net Assets                               (1.04)%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)           1.89%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)           (1.04)%(2)
Portfolio Turnover Rate                                                  44%
--------------------------------------------------------------      -------

(1) Class C Shares have been offered since February 1, 1999.

(2) Annualized.


                                                                              28
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

1/2000 3017-99

SEC file number: 811-05309

FAIF2000R


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)